Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data		Total USD ($)	Deferred Shares [Member]		Ordinary Shares [Member] USD ($)		Treasury Stock [Member] USD ($)		Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)
Balance at Dec. 31, 2009		$ 3,062			$ 559		$ (27)		$ 36,820	$ (34,290)
Balance, shares at Dec. 31, 2009	[1]		17,030		2,604,428		2,125
Conversion of convertible loan from principal shareholder		3,038			280				2,758
Conversion of convertible loan from principal shareholder, shares					1,302,613
Stock compensation expense		12							12
Exercise of stock options		305			15				290
Exercise of stock options, shares		66,498			66,498
Net loss for the year		(3,486)								(3,486)
Balance at Dec. 31, 2010		2,931			854		(27)		39,880	(37,776)
Balance, shares at Dec. 31, 2010	[1]		17,030		3,973,539		2,125
Conversion of convertible loan from principal shareholder		5,423			269				5,154
Conversion of convertible loan from principal shareholder, shares					1,222,667
Stock compensation expense		502							502
Exercise of stock options		36			3				33
Exercise of stock options, shares		12,916			12,916
Net loss for the year		(3,857)								(3,857)
Balance at Dec. 31, 2011		5,035			1,126		(27)		45,569	(41,633)
Balance, shares at Dec. 31, 2011		5,211,247	17,030	[1]	5,209,112	[1]	2,125	[1]
Conversion of convertible loan from principal shareholder		8,061			474				7,587
Conversion of convertible loan from principal shareholder, shares					2,265,857
Equity transaction		(584)							(584)
Issuance of shares to related party		584			44				540
Issuance of shares to related party, shares					218,813
Stock compensation expense		301							301
Exercise of stock options, shares
Net loss for the year		(11,107)								(11,107)
Balance at Dec. 31, 2012		$ 2,290			$ 1,644		$ (27)		$ 53,413	$ (52,740)
Balance, shares at Dec. 31, 2012		7,695,917	17,030	[1]	7,693,792	[1]	2,125	[1]

[1]	Ordinary Shares - NIS 0.8 par valueAuthorized shares: 10,000,000 Ordinary Shares as of December 31, 2012 and 2011; issued and outstanding Ordinary Shares 7,695,917 as of December 31, 2012 and 5,211,247 as of December 31, 2011 (including 2,125 of which are held by a subsidiary) and 7,693,792 issued and outstanding as of December 31, 2011 and 5,209,122 as of December 31, 2011 (not including 2,125 held by a subsidiary).Deferred Shares - NIS 0.1 par valueAuthorized shares include 20,230 Deferred Shares, of which 17,030 are issued and outstanding as of December 31, 2012 and 2011.